VIEs (Tables)	12 Months Ended
Dec. 31, 2020
VIES [Abstract]
Financial information of consolidated VIEs

	As of December 31,
	2019	2020
ASSETS:
Cash and cash equivalent s	$40,535	$47,028
Restricted cash	1,132	1,211
Accounts receivable, net	67,403	47,234
Prepaid and other current assets	13,586	15,385
Short-term investments	0	153
Intra-Group receivables due from the Company’s subsidiaries	400,338	506,659
Assets held for sale (current)	121,347	113,011

Total current assets	644,341	730,681

Long-term investments, net	17,488	17,307
Fixed assets, net	639	295
Intangible assets, net	6,832	3,173
Goodwill	32,782	33,670
Other non-current assets	14,754	15,134
Assets held for sale (non-current)	32,244	0

Total assets	$749,080	$800,260

LIABILITIES:
Accounts payable	$8,595	$11,145
Accrued liabilities	50,913	46,888
Receipts in advance and deferred revenue	38,754	43,076
Other current liabilities	31,684	37,148
Intra-Group payables due to the Company’s subsidiaries	300,601	332,794
Liabilities held for sale (current)	138,303	187,712

Total current liabilities	568,850	658,763

Long-term tax liabilities	13,220	14,134
Deferred tax liabilities	1,998	2,014
Intra-Group payables due to the Company’s subsidiaries	18,599	19,338
Other long-term liabilities	0	286
Liabilities held for sale (non-current)	1,130	0

Total liabilities	$603,797	$694,535

	As of December 31,
	2018	2019	2020
Net revenue	$499,861	$511,957	$583,187
Net income from continuing operations	1,098	19,607	41,756
Net loss from discontinued operations	$(19,534)	$(1,491)	$(82,329)

	Year ended December 31,
	2018	2019	2020
Net cash provided by/(used in) continuing operating activities	$18,268	$(2,038)	$5,224
Net cash provided by/(used in) discontinued operating activities	51,657	(5,046)	(13,244)
Net cash provided by/(used in) operating activities	69,925	(7,084)	(8,020)
Net cash provided by/(used in) investing activities	(1,110)	(441)	47
Net cash provided by/(used in) discontinued investing activities	(48,161)	(18,040)	7,797
Net cash provided by/(used in) investing activities	(49,271)	(18,481)	7,844
Net cash provided by continuing financing activities	650	0	0
Net cash provided by discontinued financing activities	0	8,601	152

Net cash provided by financing activities	$650	$8,601	$152